SUBSEQUENT EVENTS (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Percentage Of Agreement To Sell To Operating Limited Partnership		49.00%
Estimated Cash Proceeds To Operating Partnership		$ 122,500
Estimated Gain On The Sale Of The Operating Partnerships	$ 50,000